Other Operating Income - Summary of Net Trading and Other Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Net (losses)/gains on financial instruments designated at fair value through profit or loss	£ (57)	£ 62	£ (24)
Net (losses) on financial instruments mandatorily at fair value through profit or loss	(11)	(75)	(2)
Hedge ineffectiveness	19	29	13
Net profit on sale of financial assets at fair value through other comprehensive income	0	0	6
Income from operating lease assets	117	129	136
Other	67	56	135
Other operating income (expense)	135	201	264
Exchange rate differences in the consolidated income statement on items not at fair value through profit and loss	1,288	(2,163)	242
These are principally offset by related releases from the cash flow hedge reserve	(1,248)	2,129	(358)
Deposits by banks
Disclosure of detailed information about financial instruments [line items]
Net (losses)/gains on financial instruments designated at fair value through profit or loss	(24)	35	(18)
Debt securities
Disclosure of detailed information about financial instruments [line items]
Net (losses)/gains on financial instruments designated at fair value through profit or loss	(32)	31	0
Net (losses) on financial instruments mandatorily at fair value through profit or loss	£ 5	£ 13	£ (10)